Financial instruments	6 Months Ended
Jun. 30, 2018
Financial instruments
30 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
– Concentration of credit risk;
– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes);
– Fair value option; and
– Disclosures about fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
> Refer to “Note 34 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 for further information on the Group’s concentrations of credit risk.
Fair value measurement
A significant portion of the Group’s financial instruments is carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
> Refer to “Note 34 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 for further information on fair value measurement of financial instruments and the definition of the levels of the fair value hierarchy.
Assets and liabilities measured at fair value on a recurring basis
end of 2Q18	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	185	0	–		–		185
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	75,706	0	–		–		75,706
Debt	1,126	858	0	–		–		1,984
of which corporates	0	764	0	–		–		764
Equity	43,389	140	9	–		–		43,538
Securities received as collateral	44,515	998	9	–		–		45,522
Debt	24,772	40,650	2,161	–		12		67,595
of which foreign governments	24,521	3,688	219	–		–		28,428
of which corporates	123	9,874	1,233	–		12		11,242
of which RMBS	0	22,228	446	–		–		22,674
of which CMBS	0	3,191	20	–		–		3,211
of which CDO	4	1,450	108	–		–		1,562
Equity	39,705	2,841	182	–		1,026		43,754
Derivatives	7,130	133,357	3,116	(124,039)		–		19,564
of which interest rate products	2,451	73,145	707	–		–		–
of which foreign exchange products	350	36,435	231	–		–		–
of which equity/index-related products	4,327	17,175	747	–		–		–
of which credit derivatives	0	5,913	745	–		–		–
Other	1,965	572	2,136	–		–		4,673
Trading assets	73,572	177,420	7,595	(124,039)		1,038		135,586
Debt	99	2,079	153	–		–		2,331
of which foreign governments	99	1,141	0	–		–		1,240
of which corporates	0	410	0	–		–		410
of which RMBS	0	526	151	–		–		677
of which CMBS	0	0	2	–		–		2
Investment securities	99	2,079	153	–		–		2,331
Private equity	0	0	23	–		407		430
of which equity funds	0	0	23	–		147		170
Hedge funds	0	0	0	–		194		194
of which debt funds	0	0	0	–		121		121
Other equity investments	22	85	124	–		1,083		1,314
of which private	22	84	96	–		1,083		1,285
Life finance instruments	0	0	1,201	–		–		1,201
Other investments	22	85	1,348	–		1,684		3,139
Loans	0	11,527	4,184	–		–		15,711
of which commercial and industrial loans	0	4,140	1,859	–		–		5,999
of which financial institutions	0	5,026	1,426	–		–		6,452
Other intangible assets (mortgage servicing rights)	0	0	151	–		–		151
Other assets	75	8,293	1,560	(185)		–		9,743
of which loans held-for-sale	0	6,281	1,355	–		–		7,636
Total assets at fair value	118,283	276,293	15,000	(124,224)		2,722		288,074
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q18	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	169	0	–		–		169
Customer deposits	0	2,941	466	–		–		3,407
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	9,457	0	–		–		9,457
Debt	1,126	858	0	–		–		1,984
of which corporates	0	764	0	–		–		764
Equity	43,389	140	9	–		–		43,538
Obligation to return securities received as collateral	44,515	998	9	–		–		45,522
Debt	4,297	4,214	41	–		–		8,552
of which foreign governments	4,272	326	0	–		–		4,598
of which corporates	6	3,779	41	–		–		3,826
Equity	18,744	242	54	–		2		19,042
Derivatives	8,122	135,036	2,948	(130,924)		–		15,182
of which interest rate products	2,749	68,649	230	–		–		–
of which foreign exchange products	326	40,835	159	–		–		–
of which equity/index-related products	5,045	17,806	1,129	–		–		–
of which credit derivatives	0	7,165	900	–		–		–
Trading liabilities	31,163	139,492	3,043	(130,924)		2		42,776
Short-term borrowings	0	10,010	1,665	–		–		11,675
Long-term debt	0	49,242	12,963	–		–		62,205
of which treasury debt over two years	0	899	0	–		–		899
of which structured notes over one year and up to two years	0	7,088	543	–		–		7,631
of which structured notes over two years	0	29,659	12,155	–		–		41,814
of which other debt instruments over two years	0	2,664	108	–		–		2,772
of which other subordinated bonds	0	5,062	1	–		–		5,063
of which non-recourse liabilities	0	1,033	39	–		–		1,072
Other liabilities	0	6,870	1,096	(216)		–		7,750
of which failed sales	0	465	99	–		–		564
Total liabilities at fair value	75,678	219,179	19,242	(131,140)		2		182,961
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q17	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	212	0	–		–		212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	77,498	0	–		–		77,498
Debt	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
Equity	36,121	529	46	–		–		36,696
Securities received as collateral	36,697	1,331	46	–		–		38,074
Debt	29,828	40,645	2,292	–		–		72,765
of which foreign governments	29,561	4,256	270	–		–		34,087
of which corporates	179	10,231	1,412	–		–		11,822
of which RMBS	0	21,399	320	–		–		21,719
of which CMBS	0	2,501	16	–		–		2,517
of which CDO	0	2,255	126	–		–		2,381
Equity	51,025	3,481	163	–		1,053		55,722
Derivatives	3,577	141,347	3,289	(128,592)		–		19,621
of which interest rate products	1,219	84,932	801	–		–		–
of which foreign exchange products	19	30,302	188	–		–		–
of which equity/index-related products	2,338	18,251	833	–		–		–
of which credit derivatives	0	7,107	634	–		–		–
Other	2,922	2,294	3,010	–		–		8,226
Trading assets	87,352	187,767	8,754	(128,592)		1,053		156,334
Debt	244	1,780	42	–		–		2,066
of which foreign governments	97	1,139	0	–		–		1,236
of which corporates	0	238	0	–		–		238
of which RMBS	0	167	40	–		–		207
of which CMBS	0	171	2	–		–		173
Equity	6	119	0	–		–		125
Investment securities	250	1,899	42	–		–		2,191
Private equity	0	0	29	–		351		380
of which equity funds	0	0	22	–		141		163
Hedge funds	0	0	0	–		391		391
of which debt funds	0	0	0	–		239		239
Other equity investments	25	9	271	–		1,122		1,427
of which private	18	9	271	–		1,122		1,420
Life finance instruments	0	7	1,301	–		–		1,308
Other investments	25	16	1,601	–		1,864		3,506
Loans	0	10,777	4,530	–		–		15,307
of which commercial and industrial loans	0	3,437	2,207	–		–		5,644
of which financial institutions	0	4,890	1,480	–		–		6,370
Other intangible assets (mortgage servicing rights)	0	0	158	–		–		158
Other assets	101	7,570	1,511	(164)		–		9,018
of which loans held-for-sale	0	5,800	1,350	–		–		7,150
Total assets at fair value	124,425	287,070	16,642	(128,756)		2,917		302,298
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q17	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	197	0	–		–		197
Customer deposits	0	3,056	455	–		–		3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	15,262	0	–		–		15,262
Debt	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
Equity	36,121	529	46	–		–		36,696
Obligation to return securities received as collateral	36,697	1,331	46	–		–		38,074
Debt	5,160	4,139	2	–		–		9,301
of which foreign governments	5,108	746	0	–		–		5,854
of which corporates	12	3,334	2	–		–		3,348
Equity	14,217	883	55	–		9		15,164
Derivatives	3,731	144,615	3,169	(136,861)		–		14,654
of which interest rate products	1,254	80,534	317	–		–		–
of which foreign exchange products	8	35,707	100	–		–		–
of which equity/index-related products	2,468	19,459	1,301	–		–		–
of which credit derivatives	0	7,982	898	–		–		–
Trading liabilities	23,108	149,637	3,226	(136,861)		9		39,119
Short-term borrowings	0	10,174	845	–		–		11,019
Long-term debt	0	51,127	12,501	–		–		63,628
of which treasury debt over two years	0	936	0	–		–		936
of which structured notes over one year and up to two years	0	6,216	149	–		–		6,365
of which structured notes over two years	0	32,782	12,259	–		–		45,041
of which other debt instruments over two years	0	2,221	61	–		–		2,282
of which other subordinated bonds	0	5,567	0	–		–		5,567
of which non-recourse liabilities	0	833	30	–		–		863
Other liabilities	0	7,379	1,478	(233)		–		8,624
of which failed sales	0	439	223	–		–		662
Total liabilities at fair value	59,805	238,163	18,551	(137,094)		9		179,434
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
All transfers between level 1 and level 2 are reported through the last day of the reporting period.
In 6M18, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers from trading assets were mainly in exchange-traded derivatives and equity securities as prices became observable. The transfers from trading liabilities were primarily in exchange-traded derivatives as prices became observable.
In 6M18, transfers out of level 1 to level 2 were primarily from trading assets, mainly in equity and debt securities, for which suitable closing prices were unobtainable as of the end of 6M18, and trading liabilities, mainly in equity securities, for which suitable closing prices were unobtainable as of the end of 6M18.
Transfers between level 1 and level 2
in	6M18			6M17
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2		Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Securities received as collateral	8	19		0	137
Debt	42	108		7	206
Equity	521	182		663	161
Derivatives	2,551	1		2,287	0
Trading assets	3,114	291		2,957	367
Liabilities (CHF million)
Obligations to return securities received as collateral	8	19	.	0	137
Debt	13	2		0	44
Equity	41	97		49	78
Derivatives	2,837	18		2,594	32
Trading liabilities	2,891	117		2,643	154
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M18	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Securities received as collateral	46	0	(15)	58	(80)	0	0	0		0	0		0	0		0	0	9
Debt	2,292	514	(425)	1,503	(1,540)	0	0	(10)		(165)	0		(4)	0		0	(4)	2,161
of which corporates	1,412	305	(279)	1,181	(1,289)	0	0	(9)		(97)	0		(4)	0		0	13	1,233
of which RMBS	320	161	(120)	289	(146)	0	0	(1)		(64)	0		0	0		0	7	446
of which CMBS	16	20	(1)	3	(13)	0	0	0		(5)	0		0	0		0	0	20
of which CDO	126	14	(13)	16	(36)	0	0	0		(1)	0		0	0		0	2	108
Equity	163	40	(22)	39	(81)	0	0	(3)		45	0		(1)	0		0	2	182
Derivatives	3,289	167	(182)	0	0	786	(651)	(26)		(267)	0		0	0		0	0	3,116
of which interest rate products	801	11	(22)	0	0	61	(45)	0		(92)	0		0	0		0	(7)	707
of which equity/index-related products	833	108	(115)	0	0	242	(234)	(17)		(56)	0		0	0		0	(14)	747
of which credit derivatives	634	45	(44)	0	0	310	(130)	(6)		(77)	0		0	0		0	13	745
Other	3,010	22	(62)	22,527	(23,478)	0	(18)	2		107	0		1	0		0	25	2,136
Trading assets	8,754	743	(691)	24,069	(25,099)	786	(669)	(37)		(280)	0		(4)	0		0	23	7,595
Investment securities	42	0	(4)	153	(28)	0	(157)	0		143	0		0	0		0	4	153
Equity	300	0	(110)	49	(84)	0	0	0		(1)	0		2	0		0	(9)	147
Life finance instruments	1,301	0	0	87	(152)	0	0	0		(52)	0		0	0		0	17	1,201
Other investments	1,601	0	(110)	136	(236)	0	0	0		(53)	0		2	0		0	8	1,348
Loans	4,530	493	(30)	32	(187)	824	(1,403)	0		(103)	0		0	0		0	28	4,184
of which commercial and industrial loans	2,207	57	(25)	0	(30)	366	(707)	0		(22)	0		0	0		0	13	1,859
of which financial institutions	1,480	321	(5)	31	(36)	286	(634)	0		(25)	0		0	0		0	8	1,426
Other intangible assets (mortgage servicing rights)	158	0	0	0	0	0	0	0		0	0		(10)	0		0	3	151
Other assets	1,511	201	(56)	681	(716)	142	(130)	0		(19)	0		0	0		0	(54)	1,560
of which loans held-for-sale [2]	1,350	174	(49)	633	(673)	142	(130)	0		(35)	0		0	0		0	(57)	1,355
Total assets at fair value	16,642	1,437	(906)	25,129	(26,346)	1,752	(2,359)	(37)		(312)	0		(12)	0		0	12	15,000
Liabilities (CHF million)
Customer deposits	455	0	0	0	0	0	0	0		41	0		0	0		(21)	(9)	466
Obligation to return securities received as collateral	46	0	(15)	58	(80)	0	0	0		0	0		0	0		0	0	9
Trading liabilities	3,226	226	(288)	69	(35)	926	(787)	(1)		(322)	0		(2)	0		0	31	3,043
of which interest rate derivatives	317	13	(5)	0	0	120	(87)	5		(135)	0		0	0		0	2	230
of which foreign exchange derivatives	100	19	(1)	0	0	44	(4)	0		(1)	0		0	0		0	2	159
of which equity/index-related derivatives	1,301	84	(170)	0	0	328	(339)	(7)		(76)	0		0	0		0	8	1,129
of which credit derivatives	898	72	(106)	0	0	309	(222)	4		(70)	0		0	0		0	15	900
Short-term borrowings	845	133	(55)	0	0	1,474	(739)	(1)		(55)	0		(5)	0		36	32	1,665
Long-term debt	12,501	2,035	(1,794)	0	0	2,538	(2,014)	3		(382)	0		0	(2)		(128)	206	12,963
of which structured notes over two years	12,259	1,721	(1,728)	0	0	1,927	(1,721)	4		(370)	0		0	(2)		(129)	194	12,155
Other liabilities	1,478	19	(29)	7	(115)	0	(356)	(6)		(23)	0		111	0		0	10	1,096
of which failed sales	223	12	(26)	2	(107)	0	0	0		(6)	0		0	0		0	1	99
Total liabilities at fair value	18,551	2,413	(2,181)	134	(230)	4,938	(3,896)	(5)		(741)	0		104	(2)		(113)	270	19,242
Net assets/(liabilities) at fair value	(1,909)	(976)	1,275	24,995	(26,116)	(3,186)	1,537	(32)		429	0		(116)	2		113	(258)	(4,242)
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (22) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M17	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	1	39	0	0	0	0	0	0		(1)	0		0	0		0	0	39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	0	0	0	0	26	(195)	0		0	0		0	0		0	(5)	0
Securities received as collateral	70	3	(1)	31	(87)	0	0	0		0	0		0	0		0	(2)	14
Debt	3,977	326	(555)	1,447	(2,764)	0	0	(7)		(97)	0		6	0		0	(223)	2,110
of which corporates	1,674	113	(279)	1,040	(1,390)	0	0	(6)		(40)	0		4	0		0	(117)	999
of which RMBS	605	189	(130)	64	(206)	0	0	2		(62)	0		0	0		0	(31)	431
of which CMBS	65	4	(15)	0	(11)	0	0	(3)		(2)	0		0	0		0	(3)	35
of which CDO	1,165	14	(114)	132	(965)	0	0	0		(17)	0		0	0		0	(37)	178
Equity	240	15	(18)	32	(124)	0	0	0		2	0		0	0		0	(12)	135
Derivatives	4,305	215	(657)	0	0	503	(856)	103		(50)	0		0	0		0	(252)	3,311
of which interest rate products	748	4	(32)	0	0	90	(102)	5		34	0		0	0		0	(33)	714
of which equity/index-related products	914	85	(45)	0	0	191	(320)	9		38	0		0	0		0	(59)	813
of which credit derivatives	688	126	(188)	0	0	40	(161)	25		(38)	0		0	0		0	(38)	454
Other	4,243	49	(51)	6,774	(8,022)	0	(221)	3		262	0		0	0		0	(224)	2,813
Trading assets	12,765	605	(1,281)	8,253	(10,910)	503	(1,077)	99		117	0		6	0		0	(711)	8,369
Investment securities	72	0	(16)	64	(80)	0	(67)	(1)		68	0		0	0		0	(4)	36
Equity	318	0	0	98	(116)	0	0	0		(12)	0		23	0		0	(19)	292
Life finance instruments	1,588	0	0	96	(245)	0	0	0		22	0		0	0		0	(96)	1,365
Other investments	1,906	0	0	194	(361)	0	0	0		10	0		23	0		0	(115)	1,657
Loans	6,585	491	(372)	54	(487)	631	(1,418)	(19)		114	0		0	0		0	(367)	5,212
of which commercial and industrial loans	3,816	216	(103)	51	(321)	250	(1,033)	(7)		76	0		0	0		0	(198)	2,747
of which financial institutions	1,829	275	(9)	3	(162)	349	(335)	0		(10)	0		0	0		0	(110)	1,830
Other intangible assets (mortgage servicing rights)	138	0	0	1	(1)	0	0	0		0	0		(2)	0		0	(8)	128
Other assets	1,679	100	(37)	346	(562)	1,010	(95)	(2)		(123)	0		(1)	0		0	(139)	2,176
of which loans held-for-sale	1,316	55	(26)	317	(447)	1,009	(95)	(2)		(33)	0		0	0		0	(121)	1,973
Total assets at fair value	23,390	1,238	(1,707)	8,943	(12,488)	2,170	(2,852)	77		185	0		26	0		0	(1,351)	17,631
Liabilities (CHF million)
Customer deposits	410	0	0	0	0	26	0	0		(10)	0		0	0		13	(6)	433
Obligation to return securities received as collateral	70	3	(1)	31	(87)	0	0	0		0	0		0	0		0	(2)	14
Trading liabilities	3,737	217	(732)	81	(80)	569	(994)	79		23	0		5	0		0	(225)	2,680
of which interest rate derivatives	538	6	(30)	0	0	13	(229)	3		(6)	0		0	0		0	(25)	270
of which foreign exchange derivatives	150	10	(1)	0	0	5	(4)	0		(57)	0		0	0		0	(8)	95
of which equity/index-related derivatives	1,181	12	(81)	0	0	321	(410)	(3)		117	0		0	0		0	(76)	1,061
of which credit derivatives	851	143	(226)	0	0	103	(175)	17		(41)	0		0	0		0	(50)	622
Short-term borrowings	516	89	(22)	0	0	332	(277)	(2)		9	0		8	0		0	(33)	620
Long-term debt	13,415	744	(1,623)	0	0	2,289	(1,785)	45		718	0		0	12		124	(943)	12,996
of which structured notes over two years	12,434	603	(1,533)	0	0	1,936	(1,496)	45		726	0		0	12		124	(879)	11,972
Other liabilities	1,684	72	(31)	117	(170)	7	(364)	(18)		(25)	0		174	0		0	(91)	1,355
of which failed sales	219	20	(13)	106	(131)	0	0	(1)		12	0		0	0		0	(13)	199
Total liabilities at fair value	19,832	1,125	(2,409)	229	(337)	3,223	(3,420)	104		715	0		187	12		137	(1,300)	18,098
Net assets/(liabilities) at fair value	3,558	113	702	8,714	(12,151)	(1,053)	568	(27)		(530)	0		(161)	(12)		(137)	(51)	(467)
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2Q18				2Q17
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	397	(116)	281	[1]	(557)	(161)	(718)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(79)	3	(76)		(1,107)	11	(1,096)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
Transfers in and out of level 3
Transfers into level 3 assets during 6M18 were CHF 1,437 million, primarily from trading assets and loans. The transfers were primarily in the equity derivatives and financing and credit businesses due to limited observability of pricing data. Transfers out of level 3 assets during 6M18 were CHF 906 million, primarily in trading assets and equity securities. The transfers were primarily in equity derivatives and credit and financing businesses due to increased observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 assets during 2Q18 were CHF 709 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in equity derivatives and financing and credit businesses due to limited observability of pricing data. Transfers out of level 3 assets during 2Q18 were CHF 424 million, primarily in trading assets and equity investments. The transfers were primarily equity derivative and financing and credit businesses due to increased observability of pricing data and increased availability of pricing information from external providers.
Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments.
> Refer to “Note 34 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 for further information on the Group’s valuation control framework.
The following information on the valuation techniques and significant unobservable inputs of the various financial instruments, and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy. The significant unobservable input is funding spread.
Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.
Debt securities
Foreign governments and corporates
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.
Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price and correlation. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).
CMBS, RMBS and CDO securities
Fair values of RMBS, CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and discount rate. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity, discount rate and credit spread. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.
For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.
Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include market comparable price and earnings before interest, taxes, depreciation and amortization (EBITDA) multiple.
Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. For exchange-traded derivatives where the volume of trading is low, the observable exchange prices may not be considered executable at the reporting date. These derivatives are valued in the same manner as similar observable OTC derivatives and are included in level 2 of the fair value hierarchy. If the similar OTC derivative used for valuing the exchange-traded derivative is not observable, the exchange-traded derivative is included in level 3 of the fair value hierarchy.
The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.
The valuation of derivatives includes an adjustment for the cost of funding uncollateralized OTC derivatives.
Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility skew, prepayment rate and basis spread.
Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate, correlation, contingent probability and credit spreads.
Equity and index-related derivatives
Equity derivatives include a variety of products ranging from vanilla options and swaps to exotic structures with bespoke payoff profiles. The main inputs in the valuation of equity derivatives may include volatility, buyback probability, gap risk and correlation.
Generally, the interrelationship between the volatility and correlation is positively correlated.
Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.
Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spread, correlation and funding spread. These inputs are generally implied from available market observable data. Fair values determined by price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity and discount rate.
Other trading assets
Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.
For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.
For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.
Other investments
Private equity, hedge funds and other equity investments
Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.
Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published NAVs as permitted by ASC Topic 820 – Fair Value Measurement. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not in line with the fund’s observable market data, it is probable that the investment will be sold for an amount other than NAV or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. The investments for which the fair value is measured using the NAV practical expedient are not categorized within the fair value hierarchy.
Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.
Life finance instruments
Life finance instruments include Single Premium Immediate Annuities (SPIA) and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.
Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.
Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a loan pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spread and price.
The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available. The fair value of the consolidated financial assets of RMBS and CMBS securitization vehicles, which qualify as collateralized financing entities, are measured on the basis of the more observable fair value of the VIEs’ financial liabilities.
Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for short-term borrowings and long-term debt include buyback probability, gap risk, correlation, volatility, credit spread, mean reversion and recovery rate.
Generally, the interrelationships between volatility, correlation, gap risk and credit spread inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.
Sensitivity of fair value measurements to changes in significant unobservable inputs
For level 3 assets with a significant unobservable input of EBITDA multiple, market implied life expectancy (for life finance instruments), buyback probability, correlation, contingent probability, recovery rate, price, volatility or volatility skew, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with a significant unobservable input of market implied life expectancy (for life settlement and premium finance instruments), default rate, capitalization rate, discount rate, prepayment rate, gap risk, or credit spread, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable inputs mean reversion and funding spread would increase the fair value. An increase in the significant unobservable input basis spread would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets at fair value
end of 2Q18	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	9	–	–	–	–	–
Debt	2,161
of which corporates	1,233
of which	653	Option model	Correlation, in %	(60)	100	62
			Volatiliy, in %	0	96	25
of which	493	Market comparable	Price, in %	0	104	78
of which RMBS	446	Discounted cash flow	Discount rate, in %	0	30	7
			Prepayment rate, in %	2	23	9
			Default rate, in %	0	8	3
			Loss severity, in %	0	100	51
of which CMBS	20	Discounted cash flow	Capitalization rate, in %	14	14	14
			Discount rate, in %	6	13	11
			Prepayment rate, in %	0	27	6
of which CDO	108	Discounted cash flow	Discount rate, in %	4	14	7
			Prepayment rate, in %	0	20	19
			Credit spread, in bp	482	663	576
			Default rate, in %	0	2	2
			Loss severity, in %	30	100	32
Equity	182
of which	111	Vendor price	Price, in actuals	0	427	5
of which	70	Market comparable	EBITDA multiple	2	8	7
			Price, in %	100	100	100
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2Q18	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	3,116
of which interest rate products	707	Option model	Correlation, in %		3	100	76
			Prepayment rate, in %		1	25	9
			Volatility skew, in %		(4)	0	(2)
of which equity/index-related products	747	Option model	Correlation, in %		(60)	100	73
			Volatility, in %		0	96	33
			Buyback probability, in %	[2]	50	100	75
			Gap risk, in %	[3]	0	4	1
of which credit derivatives	745	Discounted cash flow	Credit spread, in bp		1	2,913	566
			Recovery rate, in %		0	45	20
			Discount rate, in %		2	28	16
			Default rate, in %		2	20	5
			Loss severity, in %		16	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	20	6
			Funding spread, in %		1	2	1
			Funding rate, in %		12	12	12
Other	2,136
of which	1,092	Market comparable	Price, in %		0	115	16
of which	903	Discounted cash flow	Market implied life expectancy, in years		3	16	7
Trading assets	7,595
Investment securities	153	–	–		–	–	–
Private equity	23	–	–		–	–	–
Other equity investments	124	–	–		–	–	–
Life finance instruments	1,201	Discounted cash flow	Market implied life expectancy, in years		2	18	6
Other investments	1,348
Loans	4,184
of which commercial and industrial loans	1,859
of which	1,545	Discounted cash flow	Credit spread, in bp		90	1,905	510
of which	313	Market comparable	Price, in %		0	100	61
of which financial institutions	1,426
of which	1,245	Discounted cash flow	Credit spread, in bp		32	1,764	592
Other intangible assets (mortgage servicing rights)	151	–	–		–	–	–
Other assets	1,560
of which loans held-for-sale	1,355
of which	717	Discounted cash flow	Credit spread, in bp		89	1,301	277
			Recovery rate, in %		42	87	68
of which	323	Market comparable	Price, in %		0	101	88
Total level 3 assets at fair value	15,000
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 4Q17	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	46	–	–	–	–	–
Debt	2,292
of which corporates	1,412
of which	387	Option model	Correlation, in %	(60)	98	55
of which	545	Market comparable	Price, in %	0	139	84
of which	444	Discounted cash flow	Credit spread, in bp	37	952	230
of which RMBS	320	Discounted cash flow	Discount rate, in %	1	24	11
			Prepayment rate, in %	1	36	10
			Default rate, in %	0	12	4
			Loss severity, in %	0	100	57
of which CMBS	16	Discounted cash flow	Capitalization rate, in %	14	14	14
			Discount rate, in %	8	16	14
			Prepayment rate, in %	0	5	4
of which CDO	126	Discounted cash flow	Discount rate, in %	5	13	8
			Prepayment rate, in %	5	20	13
			Credit spread, in bp	464	669	553
			Default rate, in %	2	5	3
			Loss severity, in %	0	80	34
Equity	163
of which	67	Vendor price	Price, in actuals	0	2,080	10
of which	81	Market comparable	EBITDA multiple	2	9	7
			Price, in %	18	100	67
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 4Q17	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	3,289
of which interest rate products	801	Option model	Correlation, in %		20	100	72
			Prepayment rate, in %		6	34	17
			Volatility skew, in %		(4)	1	(1)
of which equity/index-related products	833	Option model	Correlation, in %		(60)	98	65
			Volatility, in %		0	105	64
			Buyback probability, in %	[2]	50	100	90
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	634	Discounted cash flow	Credit spread, in bp		1	956	217
			Recovery rate, in %		0	45	20
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Loss severity, in %		1	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	14	6
Other	3,010
of which	1,605	Market comparable	Price, in %		0	110	23
of which	1,095	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	8,754
Investment securities	42	–	–		–	–	–
Private equity	29	–	–		–	–	–
Other equity investments	271	–	–		–	–	–
Life finance instruments	1,301	Discounted cash flow	Market implied life expectancy, in years		2	18	6
Other investments	1,601
Loans	4,530
of which commercial and industrial loans	2,207
of which	1,924	Discounted cash flow	Credit spread, in bp		89	1,116	420
of which	250	Market comparable	Price, in %		0	99	56
of which financial institutions	1,480
of which	1,426	Discounted cash flow	Credit spread, in bp		43	1,430	371
Other intangible assets (mortgage servicing rights)	158	–	–		–	–	–
Other assets	1,511
of which loans held-for-sale	1,350
of which	849	Discounted cash flow	Credit spread, in bp		117	973	292
			Recovery rate, in %		18	87	73
of which	280	Market comparable	Price, in %		0	102	88
Total level 3 assets at fair value	16,642
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 liabilities at fair value
end of 2Q18	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	466	–	–		–	–	–
Obligation to return securities received as collateral	9	–	–		–	–	–
Trading liabilities	3,043
of which interest rate derivatives	230
of which	165	Option model	Basis spread, in bp		(31)	147	42
			Correlation, in %		20	100	58
			Prepayment rate, in %		1	25	7
of which foreign exchange derivatives	159
of which	59	Option model	Correlation, in %		(10)	70	52
			Prepayment rate, in %		21	25	23
of which	31	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		267	473	426
of which	47	Market comparable	Price, in %		100	101	100
of which equity/index-related derivatives	1,129
of which	1,100	Option model	Correlation, in %		(60)	100	68
			Volatility, in %		0	96	28
			Buyback probability, in %	[2]	50	100	75
of which credit derivatives	900
of which	30	Option model	Funding spread, in bp		68	68	68
of which	708	Discounted cash flow	Credit spread, in bp		0	2,913	378
			Discount rate, in %		2	28	15
			Default rate, in %		2	20	4
			Recovery rate, in %		20	60	34
			Loss severity, in %		16	100	66
			Correlation, in %		38	82	49
			Funding spread, in %		1	2	2
			Funding rate, in %		14	14	14
			Prepayment rate, in %		0	20	6
of which	116	Market comparable	Price, in %		59	94	79
Short-term borrowings	1,665
of which	1,410	Option model	Correlation, in %		(40)	100	70
			Volatility, in %		3	96	27
of which	252	Discounted cash flow	Credit spread, in bp		(1)	517	65
			Recovery rate, in %		20	49	33
Long-term debt	12,963
of which structured notes over two years	12,155
of which	9,647	Option model	Correlation, in %		(60)	100	61
			Volatility, in %		0	96	23
			Buyback probability, in %	[2]	50	100	75
			Gap risk, in %	[3]	0	4	1
			Mean reversion, in %	[4]	(110)	(1)	(7)
of which	1,496	Discounted cash flow	Credit spread, in bp		(14)	2,260	98
Other liabilities	1,096
of which failed sales	99
of which	67	Market comparable	Price, in %		0	101	52
Total level 3 liabilities at fair value	19,242
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 4Q17	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	455	–	–		–	–	–
Obligation to return securities received as collateral	46	–	–		–	–	–
Trading liabilities	3,226
of which interest rate derivatives	317
of which	205	Option model	Basis spread, in bp		(25)	52	19
			Correlation, in %		20	100	60
			Prepayment rate, in %		6	34	9
of which	81	Market comparable	Price, in %		1	102	44
of which foreign exchange derivatives	100
of which	64	Option model	Correlation, in %		(10)	70	51
			Prepayment rate, in %		27	34	30
of which	7	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,301
of which	947	Option model	Correlation, in %		(60)	98	55
			Volatility, in %		0	105	25
			Buyback probability, in %	[2]	50	100	90
of which	62	Vendor price	Price, in actuals		0	53	18
of which credit derivatives	898	Discounted cash flow	Credit spread, in bp		2	973	172
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Recovery rate, in %		10	60	38
			Loss severity, in %		25	100	67
			Correlation, in %		38	85	54
			Prepayment rate, in %		0	20	7
			Term TRS/repo spread, in bp		176	176	176
Short-term borrowings	845
of which	288	Option model	Correlation, in %		(40)	98	60
			Volatility, in %		4	105	26
of which	527	Discounted cash flow	Credit spread, in bp		2	278	175
			Recovery rate, in %		25	40	29
of which	24	Market comparable	Price, in %		11	47	47
Long-term debt	12,501
of which structured notes over two years	12,259
of which	9,739	Option model	Correlation, in %		(60)	99	55
			Volatility, in %		0	105	21
			Buyback probability, in %	[2]	50	100	90
			Gap risk, in %	[3]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	1,571	Discounted cash flow	Credit spread, in bp		2	729	105
Other liabilities	1,478
of which failed sales	223
of which	122	Market comparable	Price, in %		0	100	51
of which	25	Discounted cash flow	Credit spread, in bp		1,430	1,430	1,430
Total level 3 liabilities at fair value	18,551
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
Discount rate
The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.
Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low probability of default or guaranteed timely payment of principal and interest, while the higher end of the range relates to collateral with a greater risk of default.
Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.
Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates, while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.
Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation) and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.
Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.
Volatility and volatility skew
Volatility and its skew are both impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility may vary significantly between different underlying currencies and expiration dates on the options. Similarly, in the case of equity derivatives, the volatility attributed to a structure may vary depending upon the underlying reference name on the derivative.
Market implied life expectancy
Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA, and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of the insured.
Price
Bond equivalent price is a primary significant unobservable input for multiple products. Where market prices are not available for an instrument, benchmarking may be utilized to identify comparable issues (same industry and similar product mixes) while adjustments are considered for differences in deal terms and performance.
Buyback probability
Buyback probability is the probability assigned to structured notes being unwound prior to their legal maturity.
Gap risk
Gap risk is the primary significant unobservable input for fund-linked Constant Proportion Portfolio Insurance products and structures where the payoff may be sensitive to discontinuity in the hedging portfolio.
Mean reversion
Mean reversion is the primary significant unobservable input for callable constant maturity swap (CMS) spread exotics and represents the idea that prices and returns eventually move back towards the historical average.
Funding spread
Funding spread is the primary significant unobservable input for special purpose vehicle funding facilities. Synthetic funding curves which represent the assets pledged as collateral are used to value structured financing transactions. The curves provide an estimate of where secured funding can be sourced and are expressed as a basis point spread in relation to the referenced benchmark rate.
Capitalization rate
Capitalization rate is the primary significant unobservable input for CMBS loans and is used to estimate the potential return on investment. This is done by dividing the yearly income by the total value of the property.
Basis spread
Basis spread is the primary significant unobservable input for non-callable constant maturity treasury-CMS products and is used to determine interest rate risk as a result of differing lending and borrowing rates.
EBITDA multiple
EBITDA multiple is a primary significant unobservable input for some equity deals which are benchmarked using industry comparables. The EBITDA multiple may be preferred over other measures because it is normalized for differences between the accounting policies of similar companies.
Contingent probability
Contingent probability is the primary significant unobservable input for contingent foreign exchange forward trades where the delivery or exercise and the premium payment are contingent on an event such as completion of an M&A deal or regulatory approval for a product.
Fair value measurements of investments in certain entities that calculate NAV per share
Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.
Investment in funds held in other investments principally involves private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.
Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which is generally up to 10 years.
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.
Fair value, unfunded commitments and term of redemption conditions
end of	2Q18							4Q17
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	12		0		12	0		0		0		0	0
Equity funds	76		950	[1]	1,026	0		61		992	[2]	1,053	0
Equity funds sold short	(1)		(1)		(2)	0		0		(9)		(9)	0
Total funds held in trading assets and liabilities	87		949		1,036	0		61		983		1,044	0
Debt funds	87		34		121	0		164		75		239	0
Equity funds	14		15		29	0		2		53		55	0
Others	2		42		44	0		2		95		97	9
Hedge funds	103		91	[3]	194	0		168		223	[4]	391	9
Debt funds	1		0		1	0		1		0		1	0
Equity funds	147		0		147	46		141		0		141	64
Real estate funds	221		0		221	40		178		0		178	44
Others	34		4		38	21		31		0		31	15
Private equities	403		4		407	107		351		0		351	123
Equity method investments	57		1,026		1,083	25		71		1,051		1,122	5
Total funds held in other investments	563		1,121		1,684	132		590		1,274		1,864	137
Total fair value	650	[5]	2,070	[6]	2,720	132	[7]	651	[5]	2,257	[6]	2,908	137	[7]
1
55% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 35% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 8% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 1% is redeemable on an annual basis with a notice period primarily of less than 30 days.

2
54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 35% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 9% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 2% is redeemable on an annual basis with a notice period of more than 60 days.

3
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 31% is redeemable on demand with a notice period primarily of less than 30 days and 1% is redeemable on a monthly basis with a notice period primarily of more than 60 days.

4
51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 43% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 6% is redeemable on demand with a notice period primarily of less than 30 days.

5 Includes CHF 141 million and CHF 229 million attributable to noncontrolling interests as of the end of 2Q18 and 4Q17, respectively.
6 Includes CHF 18 million and CHF 167 million attributable to noncontrolling interests as of the end of 2Q18 and 4Q17, respectively.
7 Includes CHF 27 million and CHF 53 million attributable to noncontrolling interests as of the end of 2Q18 and 4Q17, respectively.
Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use. Nonrecurring measurements are completed as of the end of the period unless otherwise stated.
Nonrecurring fair value changes
end of	2Q18	4Q17
CHF billion
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1
Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the investment banking businesses and International Wealth Management’s Asset Management business. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.
> Refer to “Note 34 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 for further information on the Group’s election of the fair value option for certain of its financial statement captions.
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2Q18			4Q17
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	639	3,454	(2,815)	708	3,375	(2,667)
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706	75,595	111	77,498	76,643	855
Loans	15,711	16,161	(450)	15,307	15,372	(65)
Other assets [1]	9,102	11,635	(2,533)	8,468	10,910	(2,442)
Due to banks and customer deposits	(819)	(756)	(63)	(907)	(861)	(46)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,457)	(9,456)	(1)	(15,262)	(15,180)	(82)
Short-term borrowings	(11,675)	(11,960)	285	(11,019)	(11,104)	85
Long-term debt	(62,205)	(66,068)	3,863	(63,628)	(63,759)	131
Other liabilities	(564)	(1,667)	1,103	(661)	(1,716)	1,055
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	6M18		6M17
	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	4	[1]	7	[1]
of which related to credit risk	(3)		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	653	[1]	852	[1]
Other investments	200	[2]	130	[2]
of which related to credit risk	(1)		2
Loans	288	[1]	841	[1]
of which related to credit risk	(238)		39
Other assets	372	[1]	256	[1]
of which related to credit risk	88		23
Due to banks and customer deposits	(2)	[1]	(7)	[1]
of which related to credit risk	(12)		7
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(38)	[1]	(37)	[1]
Short-term borrowings	1,968	[2]	(264)	[2]
Long-term debt	1,915	[2]	(3,554)	[2]
of which related to credit risk	37		0
Other liabilities	100	[3]	158	[3]
of which related to credit risk	15		106
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
The following table provides additional information regarding the gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities which are recorded through AOCI. The table includes both the amount of change during the period and the cumulative amount that is attributable to the changes in instrument-specific credit risk. In addition, the table includes the gains and losses related to instrument-specific credit risk, which were previously recorded in AOCI but have been transferred to net income during the period.
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2Q18	Cumulative	2Q17		2Q18	2Q17
Financial instruments (CHF million)
Deposits	4	(36)	(4)		0	0
Short-term borrowings	(18)	(60)	0		2	0
Long-term debt	834	(1,340)	(613)		25	(2)
of which treasury debt over two years	284	(179)	(209)		0	0
of which structured notes over two years	526	(1,180)	(423)		25	(7)
Total	820	(1,436)	(617)		27	(2)
1 Amounts are reflected gross of tax.
Financial instruments not carried at fair value
The following table provides the carrying value and the fair value of financial instruments which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q18 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	41,911	0	41,912	0	41,912
Loans	268,274	0	270,720	5,137	275,857
Other financial assets [1]	129,114	112,421	16,126	730	129,277
Financial liabilities
Due to banks and deposits	381,290	201,135	180,111	0	381,246
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	10,429	19	10,412	0	10,431
Short-term borrowings	18,898	0	18,900	0	18,900
Long-term debt	103,757	0	103,920	418	104,338
Other financial liabilities [2]	17,668	4	17,635	137	17,776
4Q17 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	0	37,848	0	37,848
Loans	260,093	0	264,290	3,212	267,502
Other financial assets [3]	170,870	109,645	60,469	1,109	171,223
Financial liabilities
Due to banks and deposits	372,867	201,575	171,281	0	372,856
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	0	11,233	0	11,233
Short-term borrowings	14,871	0	14,870	0	14,870
Long-term debt	109,403	0	112,488	235	112,723
Other financial liabilities [3]	61,316	0	61,131	172	61,303
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.
3 4Q17 balances included brokerage receivables and payables, which, effective January 1, 2018, are no longer included due to the adoption of ASU 2016-01.

Bank
Financial instruments
29 Financial instruments
> Refer to “Note 30 – Financial instruments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q18 and to “Note 33 – Financial instruments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2017 for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 6M18	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	185	0	–		–		185
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	75,706	0	–		–		75,706
Debt	1,126	858	0	–		–		1,984
of which corporates	0	764	0	–		–		764
Equity	43,389	140	9	–		–		43,538
Securities received as collateral	44,515	998	9	–		–		45,522
Debt	24,772	40,750	2,161	–		12		67,695
of which foreign governments	24,521	3,688	219	–		–		28,428
of which corporates	123	9,974	1,233	–		12		11,342
of which RMBS	0	22,228	446	–		–		22,674
of which CMBS	0	3,191	20	–		–		3,211
of which CDO	4	1,450	108	–		–		1,562
Equity	39,750	2,841	182	–		1,026		43,799
Derivatives	7,130	133,414	3,116	(124,039)		–		19,621
of which interest rate products	2,451	73,145	707	–		–		–
of which foreign exchange products	350	36,435	231	–		–		–
of which equity/index-related products	4,327	17,232	747	–		–		–
of which credit derivatives	0	5,913	745	–		–		–
Other	1,964	572	2,136	–		–		4,672
Trading assets	73,616	177,577	7,595	(124,039)		1,038		135,787
Debt	99	2,077	153	–		–		2,329
of which foreign governments	99	1,141	0	–		–		1,240
of which corporates	0	410	0	–		–		410
of which RMBS	0	526	151	–		–		677
of which CMBS	0	0	2	–		–		2
Investment securities	99	2,077	153	–		–		2,329
Private equity	0	0	23	–		399		422
of which equity funds	0	0	23	–		139		162
Hedge funds	0	0	0	–		194		194
of which debt funds	0	0	0	–		121		121
Other equity investments	22	85	124	–		1,083		1,314
of which private	22	84	96	–		1,083		1,285
Life finance instruments	0	0	1,201	–		–		1,201
Other investments	22	85	1,348	–		1,676		3,131
Loans	0	11,527	4,184	–		–		15,711
of which commercial and industrial loans	0	4,140	1,859	–		–		5,999
of which financial institutions	0	5,026	1,426	–		–		6,452
Other intangible assets (mortgage servicing rights)	0	0	151	–		–		151
Other assets	75	8,293	1,560	(185)		–		9,743
of which loans held-for-sale	0	6,281	1,355	–		–		7,636
Total assets at fair value	118,327	276,448	15,000	(124,224)		2,714		288,265
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M18	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	169	0	–		–		169
Customer deposits	0	2,941	466	–		–		3,407
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	9,457	0	–		–		9,457
Debt	1,126	858	0	–		–		1,984
of which corporates	0	764	0	–		–		764
Equity	43,389	140	9	–		–		43,538
Obligation to return securities received as collateral	44,515	998	9	–		–		45,522
Debt	4,297	4,214	41	–		–		8,552
of which foreign governments	4,272	326	0	–		–		4,598
of which corporates	6	3,779	41	–		–		3,826
Equity	18,746	242	54	–		2		19,044
Derivatives	8,121	135,095	2,948	(130,981)		–		15,183
of which interest rate products	2,749	68,595	230	–		–		–
of which foreign exchange products	326	40,835	159	–		–		–
of which equity/index-related products	5,045	17,919	1,129	–		–		–
of which credit derivatives	0	7,165	900	–		–		–
Trading liabilities	31,164	139,551	3,043	(130,981)		2		42,779
Short-term borrowings	0	10,010	1,665	–		–		11,675
Long-term debt	0	48,309	12,963	–		–		61,272
of which treasury debt over two years	0	899	0	–		–		899
of which structured notes over one year and up to two years	0	7,088	543	–		–		7,631
of which structured notes over two years	0	29,659	12,155	–		–		41,814
of which other debt instruments over two years	0	2,664	108	–		–		2,772
of which other subordinated bonds	0	4,125	1	–		–		4,126
of which non-recourse liabilities	0	1,033	39	–		–		1,072
Other liabilities	0	6,866	1,085	(216)		–		7,735
of which failed sales	0	465	99	–		–		564
Total liabilities at fair value	75,679	218,301	19,231	(131,197)		2		182,016
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2017	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	212	0	–		–		212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	77,498	0	–		–		77,498
Debt	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
Equity	36,121	529	46	–		–		36,696
Securities received as collateral	36,697	1,331	46	–		–		38,074
Debt	29,827	40,707	2,292	–		–		72,826
of which foreign governments	29,561	4,256	270	–		–		34,087
of which corporates	179	10,292	1,412	–		–		11,883
of which RMBS	0	21,399	320	–		–		21,719
of which CMBS	0	2,501	16	–		–		2,517
of which CDO	0	2,255	126	–		–		2,381
Equity	51,125	3,481	163	–		1,053		55,822
Derivatives	3,577	141,641	3,289	(128,607)		–		19,900
of which interest rate products	1,219	84,932	801	–		–		–
of which foreign exchange products	19	30,302	188	–		–		–
of which equity/index-related products	2,339	18,544	833	–		–		–
of which credit derivatives	0	7,107	634	–		–		–
Other	2,923	2,293	3,010	–		–		8,226
Trading assets	87,452	188,122	8,754	(128,607)		1,053		156,774
Debt	244	1,778	42	–		–		2,064
of which foreign governments	98	1,138	0	–		–		1,236
of which corporates	0	238	0	–		–		238
of which RMBS	0	167	40	–		–		207
of which CMBS	0	171	2	–		–		173
Equity	6	119	0	–		–		125
Investment securities	250	1,897	42	–		–		2,189
Private equity	0	0	29	–		343		372
of which equity funds	0	0	22	–		133		155
Hedge funds	0	0	0	–		391		391
of which debt funds	0	0	0	–		239		239
Other equity investments	25	9	271	–		1,121		1,426
of which private	18	9	271	–		1,121		1,419
Life finance instruments	0	7	1,301	–		–		1,308
Other investments	25	16	1,601	–		1,855		3,497
Loans	0	10,777	4,530	–		–		15,307
of which commercial and industrial loans	0	3,437	2,207	–		–		5,644
of which financial institutions	0	4,890	1,480	–		–		6,370
Other intangible assets (mortgage servicing rights)	0	0	158	–		–		158
Other assets	101	7,570	1,511	(164)		–		9,018
of which loans held-for-sale	0	5,800	1,350	–		–		7,150
Total assets at fair value	124,525	287,423	16,642	(128,771)		2,908		302,727
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2017	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	197	0	–		–		197
Customer deposits	0	3,056	455	–		–		3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	15,262	0	–		–		15,262
Debt	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
Equity	36,121	529	46	–		–		36,696
Obligation to return securities received as collateral	36,697	1,331	46	–		–		38,074
Debt	5,160	4,139	2	–		–		9,301
of which foreign governments	5,108	746	0	–		–		5,854
of which corporates	12	3,334	2	–		–		3,348
Equity	14,230	883	55	–		9		15,177
Derivatives	3,731	144,929	3,169	(137,175)		–		14,654
of which interest rate products	1,254	80,290	317	–		–		–
of which foreign exchange products	8	35,707	100	–		–		–
of which equity/index-related products	2,468	20,017	1,301	–		–		–
of which credit derivatives	0	7,982	898	–		–		–
Trading liabilities	23,121	149,951	3,226	(137,175)		9		39,132
Short-term borrowings	0	10,174	845	–		–		11,019
Long-term debt	0	50,121	12,501	–		–		62,622
of which treasury debt over two years	0	936	0	–		–		936
of which structured notes over one year and up to two years	0	6,216	149	–		–		6,365
of which structured notes over two years	0	32,782	12,259	–		–		45,041
of which other debt instruments over two years	0	2,221	61	–		–		2,282
of which other subordinated bonds	0	4,557	0	–		–		4,557
of which non-recourse liabilities	0	833	30	–		–		863
Other liabilities	0	7,356	1,467	(233)		–		8,590
of which failed sales	0	439	223	–		–		662
Total liabilities at fair value	59,818	237,448	18,540	(137,408)		9		178,407
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
in	6M18		6M17
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Securities received as collateral	8	19	0	137
Debt	42	108	7	206
Equity	521	182	663	161
Derivatives	2,551	1	2,287	0
Trading assets	3,114	291	2,957	367
Liabilities (CHF million)
Obligations to return securities received as collateral	8	19	0	137
Debt	13	2	0	44
Equity	41	97	49	78
Derivatives	2,837	18	2,594	32
Trading liabilities	2,891	117	2,643	154
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M18	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Securities received as collateral	46	0	(15)	58	(80)	0	0	0		0	0		0	0	0	0	9
Debt	2,292	514	(425)	1,503	(1,540)	0	0	(10)		(165)	0		(4)	0	0	(4)	2,161
of which corporates	1,412	305	(279)	1,181	(1,289)	0	0	(9)		(97)	0		(4)	0	0	13	1,233
of which RMBS	320	161	(120)	289	(146)	0	0	(1)		(64)	0		0	0	0	7	446
of which CMBS	16	20	(1)	3	(13)	0	0	0		(5)	0		0	0	0	0	20
of which CDO	126	14	(13)	16	(36)	0	0	0		(1)	0		0	0	0	2	108
Equity	163	40	(22)	39	(81)	0	0	(3)		45	0		(1)	0	0	2	182
Derivatives	3,289	167	(182)	0	0	786	(651)	(26)		(267)	0		0	0	0	0	3,116
of which interest rate products	801	11	(22)	0	0	61	(45)	0		(92)	0		0	0	0	(7)	707
of which equity/index-related products	833	108	(115)	0	0	242	(234)	(17)		(56)	0		0	0	0	(14)	747
of which credit derivatives	634	45	(44)	0	0	310	(130)	(6)		(77)	0		0	0	0	13	745
Other	3,010	22	(62)	22,527	(23,478)	0	(18)	2		107	0		1	0	0	25	2,136
Trading assets	8,754	743	(691)	24,069	(25,099)	786	(669)	(37)		(280)	0		(4)	0	0	23	7,595
Investment securities	42	0	(4)	153	(28)	0	(157)	0		143	0		0	0	0	4	153
Equity	300	0	(109)	48	(84)	0	0	0		(1)	0		2	0	0	(9)	147
Life finance instruments	1,301	0	0	87	(152)	0	0	0		(52)	0		0	0	0	17	1,201
Other investments	1,601	0	(109)	135	(236)	0	0	0		(53)	0		2	0	0	8	1,348
Loans	4,530	493	(30)	32	(187)	824	(1,403)	0		(103)	0		0	0	0	28	4,184
of which commercial and industrial loans	2,207	57	(25)	0	(30)	366	(707)	0		(22)	0		0	0	0	13	1,859
of which financial institutions	1,480	321	(5)	31	(36)	286	(634)	0		(25)	0		0	0	0	8	1,426
Other intangible assets (mortgage servicing rights)	158	0	0	0	0	0	0	0		0	0		(10)	0	0	3	151
Other assets	1,511	201	(56)	681	(716)	142	(130)	0		(19)	0		0	0	0	(54)	1,560
of which loans held-for-sale [2]	1,350	174	(49)	633	(673)	142	(130)	0		(35)	0		0	0	0	(57)	1,355
Total assets at fair value	16,642	1,437	(905)	25,128	(26,346)	1,752	(2,359)	(37)		(312)	0		(12)	0	0	12	15,000
Liabilities (CHF million)
Customer deposits	455	0	0	0	0	0	0	0		41	0		0	0	(21)	(9)	466
Obligation to return securities received as collateral	46	0	(15)	58	(80)	0	0	0		0	0		0	0	0	0	9
Trading liabilities	3,226	226	(288)	69	(35)	926	(787)	(1)		(322)	0		(2)	0	0	31	3,043
of which interest rate derivatives	317	13	(5)	0	0	120	(87)	5		(135)	0		0	0	0	2	230
of which foreign exchange derivatives	100	19	(1)	0	0	44	(4)	0		(1)	0		0	0	0	2	159
of which equity/index-related derivatives	1,301	84	(170)	0	0	328	(339)	(7)		(76)	0		0	0	0	8	1,129
of which credit derivatives	898	72	(106)	0	0	309	(222)	4		(70)	0		0	0	0	15	900
Short-term borrowings	845	133	(55)	0	0	1,474	(739)	(1)		(55)	0		(5)	0	36	32	1,665
Long-term debt	12,501	1,921	(1,794)	0	0	2,669	(2,014)	3		(402)	0		0	(2)	(128)	209	12,963
of which structured notes over two years	12,259	1,721	(1,728)	0	0	1,927	(1,721)	4		(370)	0		0	(2)	(129)	194	12,155
Other liabilities	1,467	19	(29)	7	(115)	0	(354)	(6)		(24)	0		110	0	0	10	1,085
of which failed sales	223	12	(26)	2	(107)	0	0	0		(6)	0		0	0	0	1	99
Total liabilities at fair value	18,540	2,299	(2,181)	134	(230)	5,069	(3,894)	(5)		(762)	0		103	(2)	(113)	273	19,231
Net assets/(liabilities) at fair value	(1,898)	(862)	1,276	24,994	(26,116)	(3,317)	1,535	(32)		450	0		(115)	2	113	(261)	(4,231)
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (22) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M17	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	1	39	0	0	0	0	0	0		(1)	0		0	0	0	0	39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	0	0	0	0	26	(195)	0		0	0		0	0	0	(5)	0
Securities received as collateral	70	3	(1)	31	(86)	0	0	0		0	0		0	0	0	(3)	14
Debt	3,977	326	(555)	1,447	(2,764)	0	0	(7)		(97)	0		6	0	0	(223)	2,110
of which corporates	1,674	113	(279)	1,040	(1,391)	0	0	(6)		(40)	0		4	0	0	(116)	999
of which RMBS	605	189	(130)	64	(206)	0	0	2		(62)	0		0	0	0	(31)	431
of which CMBS	65	4	(14)	0	(11)	0	0	(3)		(2)	0		0	0	0	(4)	35
of which CDO	1,165	14	(114)	132	(965)	0	0	0		(17)	0		0	0	0	(37)	178
Equity	240	15	(18)	32	(123)	0	0	0		2	0		0	0	0	(13)	135
Derivatives	4,305	215	(657)	0	0	503	(857)	103		(50)	0		0	0	0	(251)	3,311
of which interest rate products	748	4	(32)	0	0	90	(101)	5		34	0		0	0	0	(34)	714
of which equity/index-related products	914	85	(45)	0	0	191	(321)	9		38	0		0	0	0	(58)	813
of which credit derivatives	688	126	(188)	0	0	40	(160)	25		(38)	0		0	0	0	(39)	454
Other	4,243	49	(51)	6,774	(8,022)	0	(220)	3		262	0		0	0	0	(225)	2,813
Trading assets	12,765	605	(1,281)	8,253	(10,909)	503	(1,077)	99		117	0		6	0	0	(712)	8,369
Investment securities	72	0	(16)	64	(80)	0	(67)	(1)		68	0		0	0	0	(4)	36
Equity	318	0	0	89	(106)	0	0	0		(12)	0		23	0	0	(20)	292
Life finance instruments	1,588	0	0	96	(244)	0	0	0		22	0		0	0	0	(97)	1,365
Other investments	1,906	0	0	185	(350)	0	0	0		10	0		23	0	0	(117)	1,657
Loans	6,585	491	(372)	54	(487)	631	(1,419)	(19)		114	0		0	0	0	(366)	5,212
of which commercial and industrial loans	3,816	216	(103)	51	(321)	250	(1,033)	(7)		76	0		0	0	0	(198)	2,747
of which financial institutions	1,829	275	(9)	3	(162)	349	(337)	0		(10)	0		0	0	0	(108)	1,830
Other intangible assets (mortgage servicing rights)	138	0	0	1	(1)	0	0	0		0	0		(2)	0	0	(8)	128
Other assets	1,679	100	(37)	346	(562)	1,008	(95)	(2)		(123)	0		(1)	0	0	(137)	2,176
of which loans held-for-sale	1,316	55	(26)	317	(447)	1,008	(95)	(2)		(33)	0		0	0	0	(120)	1,973
Total assets at fair value	23,390	1,238	(1,707)	8,934	(12,475)	2,168	(2,853)	77		185	0		26	0	0	(1,352)	17,631
Liabilities (CHF million)
Customer deposits	410	0	0	0	0	26	0	0		(10)	0		0	0	13	(6)	433
Obligation to return securities received as collateral	70	3	(1)	31	(86)	0	0	0		0	0		0	0	0	(3)	14
Trading liabilities	3,737	217	(733)	81	(80)	569	(994)	79		23	0		5	0	0	(224)	2,680
of which interest rate derivatives	538	6	(30)	0	0	13	(228)	3		(6)	0		0	0	0	(26)	270
of which foreign exchange derivatives	150	10	(1)	0	0	5	(4)	0		(59)	0		0	0	0	(6)	95
of which equity/index-related derivatives	1,181	12	(81)	0	0	321	(411)	(3)		117	0		0	0	0	(75)	1,061
of which credit derivatives	851	143	(225)	0	0	103	(175)	17		(41)	0		0	0	0	(51)	622
Short-term borrowings	516	89	(22)	0	0	331	(277)	(2)		9	0		8	0	0	(32)	620
Long-term debt	13,415	744	(1,623)	0	0	2,290	(1,785)	45		718	0		0	12	124	(944)	12,996
of which structured notes over two years	12,434	603	(1,533)	0	0	1,936	(1,496)	45		726	0		0	12	124	(879)	11,972
Other liabilities	1,679	72	(31)	117	(170)	7	(365)	(18)		(25)	0		173	0	0	(90)	1,349
of which failed sales	219	20	(13)	106	(131)	0	0	(1)		12	0		0	0	0	(13)	199
Total liabilities at fair value	19,827	1,125	(2,410)	229	(336)	3,223	(3,421)	104		715	0		186	12	137	(1,299)	18,092
Net assets/(liabilities) at fair value	3,563	113	703	8,705	(12,139)	(1,055)	568	(27)		(530)	0		(160)	(12)	(137)	(53)	(461)
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	6M18				6M17
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	418	(115)	303	[1]	(557)	(160)	(717)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(79)	2	(77)		(1,107)	10	(1,097)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
Quantitative information about level 3 assets at fair value
end of 6M18	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	9	–	–	–	–	–
Debt	2,161
of which corporates	1,233
of which	653	Option model	Correlation, in %	(60)	100	62
			Volatiliy, in %	0	96	25
of which	493	Market comparable	Price, in %	0	104	78
of which RMBS	446	Discounted cash flow	Discount rate, in %	0	30	7
			Prepayment rate, in %	2	23	9
			Default rate, in %	0	8	3
			Loss severity, in %	0	100	51
of which CMBS	20	Discounted cash flow	Capitalization rate, in %	14	14	14
			Discount rate, in %	6	13	11
			Prepayment rate, in %	0	27	6
of which CDO	108	Discounted cash flow	Discount rate, in %	4	14	7
			Prepayment rate, in %	0	20	19
			Credit spread, in bp	482	663	576
			Default rate, in %	0	2	2
			Loss severity, in %	30	100	32
Equity	182
of which	111	Vendor price	Price, in actuals	0	427	5
of which	70	Market comparable	EBITDA multiple	2	8	7
			Price, in %	100	100	100
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 6M18	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	3,116
of which interest rate products	707	Option model	Correlation, in %		3	100	76
			Prepayment rate, in %		1	25	9
			Volatility skew, in %		(4)	0	(2)
of which equity/index-related products	747	Option model	Correlation, in %		(60)	100	73
			Volatility, in %		0	96	33
			Buyback probability, in %	[2]	50	100	75
			Gap risk, in %	[3]	0	4	1
of which credit derivatives	745	Discounted cash flow	Credit spread, in bp		1	2,913	566
			Recovery rate, in %		0	45	20
			Discount rate, in %		2	28	16
			Default rate, in %		2	20	5
			Loss severity, in %		16	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	20	6
			Funding spread, in %		1	2	1
			Funding rate, in %		12	12	12
Other	2,136
of which	1,092	Market comparable	Price, in %		0	115	16
of which	903	Discounted cash flow	Market implied life expectancy, in years		3	16	7
Trading assets	7,595
Investment securities	153	–	–		–	–	–
Private equity	23	–	–		–	–	–
Other equity investments	124	–	–		–	–	–
Life finance instruments	1,201	Discounted cash flow	Market implied life expectancy, in years		2	18	6
Other investments	1,348
Loans	4,184
of which commercial and industrial loans	1,859
of which	1,545	Discounted cash flow	Credit spread, in bp		90	1,905	510
of which	313	Market comparable	Price, in %		0	100	61
of which financial institutions	1,426
of which	1,245	Discounted cash flow	Credit spread, in bp		32	1,764	592
Other intangible assets (mortgage servicing rights)	151	–	–		–	–	–
Other assets	1,560
of which loans held-for-sale	1,355
of which	717	Discounted cash flow	Credit spread, in bp		89	1,301	277
			Recovery rate, in %		42	87	68
of which	323	Market comparable	Price, in %		0	101	88
Total level 3 assets at fair value	15,000
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2017	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	46	–	–	–	–	–
Debt	2,292
of which corporates	1,412
of which	387	Option model	Correlation, in %	(60)	98	55
of which	545	Market comparable	Price, in %	0	139	84
of which	444	Discounted cash flow	Credit spread, in bp	37	952	230
of which RMBS	320	Discounted cash flow	Discount rate, in %	1	24	11
			Prepayment rate, in %	1	36	10
			Default rate, in %	0	12	4
			Loss severity, in %	0	100	57
of which CMBS	16	Discounted cash flow	Capitalization rate, in %	14	14	14
			Discount rate, in %	8	16	14
			Prepayment rate, in %	0	5	4
of which CDO	126	Discounted cash flow	Discount rate, in %	5	13	8
			Prepayment rate, in %	5	20	13
			Credit spread, in bp	464	669	553
			Default rate, in %	2	5	3
			Loss severity, in %	0	80	34
Equity	163
of which	67	Vendor price	Price, in actuals	0	2,080	10
of which	81	Market comparable	EBITDA multiple	2	9	7
			Price, in %	18	100	67
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2017	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	3,289
of which interest rate products	801	Option model	Correlation, in %		20	100	72
			Prepayment rate, in %		6	34	17
			Volatility skew, in %		(4)	1	(1)
of which equity/index-related products	833	Option model	Correlation, in %		(60)	98	65
			Volatility, in %		0	105	64
			Buyback probability, in %	[2]	50	100	90
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	634	Discounted cash flow	Credit spread, in bp		1	956	217
			Recovery rate, in %		0	45	20
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Loss severity, in %		1	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	14	6
Other	3,010
of which	1,605	Market comparable	Price, in %		0	110	23
of which	1,095	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	8,754
Investment securities	42	–	–		–	–	–
Private equity	29	–	–		–	–	–
Other equity investments	271	–	–		–	–	–
Life finance instruments	1,301	Discounted cash flow	Market implied life expectancy, in years		2	18	6
Other investments	1,601
Loans	4,530
of which commercial and industrial loans	2,207
of which	1,924	Discounted cash flow	Credit spread, in bp		89	1,116	420
of which	250	Market comparable	Price, in %		0	99	56
of which financial institutions	1,480
of which	1,426	Discounted cash flow	Credit spread, in bp		43	1,430	371
Other intangible assets (mortgage servicing rights)	158	–	–		–	–	–
Other assets	1,511
of which loans held-for-sale	1,350
of which	849	Discounted cash flow	Credit spread, in bp		117	973	292
			Recovery rate, in %		18	87	73
of which	280	Market comparable	Price, in %		0	102	88
Total level 3 assets at fair value	16,642
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 liabilities at fair value
end of 6M18	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	466	–	–		–	–	–
Obligation to return securities received as collateral	9	–	–		–	–	–
Trading liabilities	3,043
of which interest rate derivatives	230
of which	165	Option model	Basis spread, in bp		(31)	147	42
			Correlation, in %		20	100	58
			Prepayment rate, in %		1	25	7
of which foreign exchange derivatives	159
of which	59	Option model	Correlation, in %		(10)	70	52
			Prepayment rate, in %		21	25	23
of which	31	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		267	473	426
	47	Market comparable	Price, in %		100	101	100
of which equity/index-related derivatives	1,129
of which	1,100	Option model	Correlation, in %		(60)	100	68
			Volatility, in %		0	96	28
			Buyback probability, in %	[2]	50	100	75
of which credit derivatives	900
of which	30	Option model	Funding spread, in bp		68	68	68
of which	708	Discounted cash flow	Credit spread, in bp		0	2,913	378
			Discount rate, in %		2	28	15
			Default rate, in %		2	20	4
			Recovery rate, in %		20	60	34
			Loss severity, in %		16	100	66
			Correlation, in %		38	82	49
			Funding spread, in %		1	2	2
			Funding rate, in %		14	14	14
			Prepayment rate, in %		0	20	6
of which	116	Market comparable	Price, in %		59	94	79
Short-term borrowings	1,665
of which	1,410	Option model	Correlation, in %		(40)	100	70
			Volatility, in %		3	96	27
of which	252	Discounted cash flow	Credit spread, in bp		(1)	517	65
			Recovery rate, in %		20	49	33
Long-term debt	12,963
of which structured notes over two years	12,155
of which	9,647	Option model	Correlation, in %		(60)	100	61
			Volatility, in %		0	96	23
			Buyback probability, in %	[2]	50	100	75
			Gap risk, in %	[3]	0	4	1
			Mean reversion, in %	[4]	(110)	(1)	(7)
of which	1,496	Discounted cash flow	Credit spread, in bp		(14)	2,260	98
Other liabilities	1,085
of which failed sales	99
of which	67	Market comparable	Price, in %		0	101	52
Total level 3 liabilities at fair value	19,231
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2017	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	455	–	–		–	–	–
Obligation to return securities received as collateral	46	–	–		–	–	–
Trading liabilities	3,226
of which interest rate derivatives	317
of which	205	Option model	Basis spread, in bp		(25)	52	19
			Correlation, in %		20	100	60
			Prepayment rate, in %		6	34	9
of which	81	Market comparable	Price, in %		1	102	44
of which foreign exchange derivatives	100
of which	64	Option model	Correlation, in %		(10)	70	51
			Prepayment rate, in %		27	34	30
of which	7	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,301
of which	947	Option model	Correlation, in %		(60)	98	55
			Volatility, in %		0	105	25
			Buyback probability, in %	[2]	50	100	90
of which	62	Vendor price	Price, in actuals		0	53	18
of which credit derivatives	898	Discounted cash flow	Credit spread, in bp		2	973	172
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Recovery rate, in %		10	60	38
			Loss severity, in %		25	100	67
			Correlation, in %		38	85	54
			Prepayment rate, in %		0	20	7
			Term TRS/repo spread, in bp		176	176	176
Short-term borrowings	845
of which	288	Option model	Correlation, in %		(40)	98	60
			Volatility, in %		4	105	26
of which	527	Discounted cash flow	Credit spread, in bp		2	278	175
			Recovery rate, in %		25	40	29
of which	24	Market comparable	Price, in %		11	47	47
Long-term debt	12,501
of which structured notes over two years	12,259
of which	9,739	Option model	Correlation, in %		(60)	99	55
			Volatility, in %		0	105	21
			Buyback probability, in %	[2]	50	100	90
			Gap risk, in %	[3]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	1,571	Discounted cash flow	Credit spread, in bp		2	729	105
Other liabilities	1,467
of which failed sales	223
of which	122	Market comparable	Price, in %		0	100	51
of which	25	Discounted cash flow	Credit spread, in bp		1,430	1,430	1,430
Total level 3 liabilities at fair value	18,540
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Fair value, unfunded commitments and term of redemption conditions
end of	6M18							2017
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	12		0		12	0		0		0		0	0
Equity funds	76		950	[1]	1,026	0		61		992	[2]	1,053	0
Equity funds sold short	(1)		(1)		(2)	0		0		(9)		(9)	0
Total funds held in trading assets and liabilities	87		949		1,036	0		61		983		1,044	0
Debt funds	87		34		121	0		164		75		239	0
Equity funds	14		15		29	0		2		53		55	0
Others	2		42		44	0		2		95		97	9
Hedge funds	103		91	[3]	194	0		168		223	[4]	391	9
Debt funds	1		0		1	0		1		0		1	0
Equity funds	139		0		139	45		133		0		133	63
Real estate funds	221		0		221	40		178		0		178	44
Others	34		4		38	21		31		0		31	16
Private equities	395		4		399	106		343		0		343	123
Equity method investments	57		1,026		1,083	25		71		1,050		1,121	5
Total funds held in other investments	555		1,121		1,676	131		582		1,273		1,855	137
Total fair value	642	[5]	2,070	[6]	2,712	131	[7]	643	[5]	2,256	[6]	2,899	137	[7]
1
55% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 35% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 8% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 1% is redeemable on an annual basis with a notice period primarily of less than 30 days.

2
54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 35% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 9% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period primarily of more than 60 days.

3
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 31% is redeemable on demand with a notice period primarily of less than 30 days, and 1% is redeemable on a monthly basis with a notice period primarily of more than 60 days.

4
51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 43% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 6% is redeemable on demand with a notice period primarily of less than 30 days.

5 Includes CHF 141 million and CHF 229 million attributable to noncontrolling interests as of the end of 6M18 and 2017, respectively.
6 Includes CHF 18 million and CHF 167 million attributable to noncontrolling interests as of the end of 6M18 and 2017, respectively.
7 Includes CHF 27 million and CHF 53 million attributable to noncontrolling interests as of the end of 6M18 and 2017, respectively.
Nonrecurring fair value changes
end of	6M18	2017
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	6M18			2017
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	639	3,454	(2,815)	708	3,375	(2,667)
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706	75,595	111	77,498	76,643	855
Loans	15,711	16,161	(450)	15,307	15,372	(65)
Other assets [1]	9,102	11,635	(2,533)	8,468	10,910	(2,442)
Due to banks and customer deposits	(819)	(756)	(63)	(907)	(861)	(46)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,457)	(9,456)	(1)	(15,262)	(15,180)	(82)
Short-term borrowings	(11,675)	(11,960)	285	(11,019)	(11,104)	85
Long-term debt	(61,272)	(65,090)	3,818	(62,622)	(62,813)	191
Other liabilities	(564)	(1,667)	1,103	(661)	(1,716)	1,055
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	6M18		6M17
	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	4	[1]	7	[1]
of which related to credit risk	(3)		–
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	653	[1]	852	[1]
Other investments	200	[2]	130	[2]
of which related to credit risk	(1)		2
Loans	288	[1]	841	[1]
of which related to credit risk	(238)		39
Other assets	372	[1]	256	[1]
of which related to credit risk	88		23
Due to banks and customer deposits	(2)	[1]	(7)	[1]
of which related to credit risk	(12)		7
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(38)	[1]	(37)	[1]
Short-term borrowings	1,968	[2]	(264)	[2]
of which related to credit risk [3]	(2)		–
Long-term debt	1,799	[2]	(3,220)	[2]
of which related to credit risk	37		–
Other liabilities	99	[4]	157	[4]
of which related to credit risk	15		109
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3
Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

4 Primarily recognized in other revenues.
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	6M18	Cumulative	6M17	[2]	6M18	6M17
Financial instruments (CHF million)
Deposits	15	(36)	(8)		0	0
Short-term borrowings	0	(60)	0		2	0
Long-term debt	1,108	(1,286)	(985)		32	(2)
of which treasury debt over two years	418	(126)	(332)		0	0
of which structured notes over two years	652	(1,180)	(647)		32	(7)
Total	1,123	(1,382)	(993)		34	(2)
1 Amounts are reflected gross of tax.
2 Prior period has been corrected.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M18 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	41,911	0	41,912	0	41,912
Loans	273,792	0	276,239	5,137	281,376
Other financial assets [1]	128,543	111,541	16,436	728	128,705
Financial liabilities
Due to banks and deposits	382,714	202,219	180,451	0	382,670
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,429	19	10,412	0	10,431
Short-term borrowings	19,395	0	19,397	0	19,397
Long-term debt	103,838	0	104,161	418	104,579
Other financial liabilities [2]	17,970	3	17,938	137	18,078
2017 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	0	37,848	0	37,848
Loans	264,181	0	268,380	3,212	271,592
Other financial assets [3]	170,687	109,414	60,518	1,108	171,040
Financial liabilities
Due to banks and deposits	374,006	202,164	171,831	0	373,995
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	0	11,233	0	11,233
Short-term borrowings	15,359	0	15,359	0	15,359
Long-term debt	109,420	0	112,564	235	112,799
Other financial liabilities [4]	61,701	0	61,543	146	61,689
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.
3
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

4 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.